INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory income tax rate	26.00%	26.00%	26.00%
Operating loss carryforwards	$ 15,580,000	$ 14,750,000